Stock-based Compensation (Roll-forward of MUAH's Restricted Stock Units under Stock Bonus Plans) (Detail) - Stock Bonus Plans [Member] - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based Compensation [Line Items]
Activity during fiscal year, Granted, Weighted-average grant date fair value		$ 4.63	$ 7.15
MUAH [Member]
Stock-based Compensation [Line Items]
Units outstanding, Nonvested, Beginning of fiscal year, Number of shares/units	26,725,582
Activity during fiscal year, Granted, Number of units	14,362,249
Activity during fiscal year, Vested, Number of units	(11,709,454)
Activity during fiscal year, Forfeited, Number of units	(1,539,963)
Units outstanding, Nonvested, End of fiscal year, Number of shares/units	27,838,414	26,725,582
Units outstanding, Nonvested, Beginning of fiscal year, Weighted-average grant date fair value	$ 5.35
Activity during fiscal year, Granted, Weighted-average grant date fair value	6.53
Activity during fiscal year, Vested, Weighted-average grant date fair value	5.58
Activity during fiscal year, Forfeited, Weighted-average grant date fair value	5.55
Units outstanding, Nonvested, End of fiscal year, Weighted-average grant date fair value	$ 5.86	$ 5.35